BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000	50,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	3,700,000,000	3,700,000,000	3,700,000,000
Common stock, Issued	53,320,040	52,501,110	49,737,000
Common stock, outstanding	53,320,040	52,501,110	49,737,000